AXS Cannabis ETF
SCHEDULE OF INVESTMENTS
As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	AGRICULTURE — 5.0%
588,681	Greenlane Holdings, Inc. - Class A*	$180,725
948,123	Village Farms International, Inc.*	561,289
		742,014
	BIOTECHNOLOGY — 6.9%
1,519,774	Cardiol Therapeutics, Inc. - Class A*	1,018,780
	CHEMICALS — 2.7%
464,407	Amyris, Inc.*	391,774
	HEALTHCARE-PRODUCTS — 8.0%
5,206	Revvity, Inc.	600,356
2,276	Waters Corp.*	571,777
		1,172,133
	HOUSEHOLD PRODUCTS/WARES — 15.0%
1,905,527	Charlottes Web Holdings, Inc.*	393,037
439,937	Cronos Group, Inc.*	769,890
1,246,713	Leafly Holdings, Inc.*	360,549
1,441,573	Nova Cannabis, Inc.*	690,256
		2,213,732
	HOUSEWARES — 7.6%
17,619	Scotts Miracle-Gro Co.	1,113,521
	MACHINERY-DIVERSIFIED — 2.7%
527,360	Agrify Corp.*	95,030
330,524	Hydrofarm Holdings Group, Inc.*	303,124
		398,154
	PHARMACEUTICALS — 18.1%
914,091	Aurora Cannabis, Inc.*	465,181
402,417	Canopy Growth Corp.*	336,018
33,444	cbdMD, Inc.*	63,544
571,658	High Tide, Inc.*	745,366
1,383,792	Organigram Holdings, Inc.*	513,387
321,353	Tilray Brands, Inc.*	536,659
		2,660,155
	PRIVATE EQUITY — 5.1%
51,247	Chicago Atlantic Real Estate Finance, Inc. - REIT	745,131
	REITS — 15.3%
96,770	AFC Gamma, Inc. - REIT	1,109,952

AXS Cannabis ETF
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
17,356	Innovative Industrial Properties, Inc. - REIT	$1,147,231
		2,257,183
	RETAIL — 8.3%
1,209,277	Fire & Flower Holdings Corp.*	267,243
259,054	GrowGeneration Corp.*	958,500
		1,225,743
	SOFTWARE — 4.9%
710,132	WM Technology, Inc.*	724,335
	TOTAL COMMON STOCKS
	(Cost $37,030,857)	14,662,655
	TOTAL INVESTMENTS — 99.6%
	(Cost $37,030,857)	14,662,655
	Other Assets in Excess of Liabilities — 0.4%	57,884
	TOTAL NET ASSETS — 100.0%	$14,720,539

REIT – Real Estate Investment Trusts

*Non-income producing security.